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                                  Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                  1601 K Street NW
                                  Washington, DC 20006-1600
                                  T 202.778.9000    www.klgates.com

                          Diane E. Ambler
                          202.778.9886
                          Fax:  202.778.9100
                          diane.ambler@klgates.com
January 5, 2012

EDGAR FILING

United States Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

      Re:  MetLife Insurance Company of Connecticut
           Form S-3 Registration Statement
           File No. 333-____________

Dear Sir or Madam:

     On behalf of MetLife Insurance Company of Connecticut ("MICC"), transmitted herewith for filing, pursuant to the requirements of Section 10(a) of the Securities Act of 1933, as amended (the "1933 Act") and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of a registration statement on Form S-3 (the "Registration Statement") with respect to Fixed Annuity, which has a market value adjustment feature. The Registration Statement has been filed in accordance with Rule 413 under the 1933 Act to register additional securities in the same class as already in effect for Fixed Annuity pursuant to a registration statement filed on Form S-1 (SEC File No. 333-156920).

     The disclosure requirements of Form S-3 are substantially similar to the disclosure requirements of Form S-1; however, unlike Form S-1, Form S-3 provides that all documents filed subsequently by the registrant pursuant to Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act of 1934 (the "Exchange Act"), prior to termination of the registration statement, shall be deemed to be incorporated by reference into the prospectus. Form S-1 filers typically file a post-effective amendment to incorporate by reference any new documents filed subsequently by the registrant pursuant to Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act.

     The existing disclosure has been updated as necessary and has otherwise not materially changed. The Registration Statement includes a delaying amendment in accordance with Rule 473 under the 1933 Act. MICC intends to file a pre-effective amendment in early 2012 to address (i) open items in the Registration Statement and (ii) address any comments raised by the Commission staff.

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     This transmission contains conformed signature pages, the manually signed originals of which are maintained at MICC's offices. Please contact Andras P. Teleki at (202) 778-9477 or the undersigned at (202) 778-9886 with any questions comments.

                                            Sincerely,

                                            /s/ Diane E. Ambler

                                            Diane E. Ambler
Enclosure

cc       Sonny Oh, SEC